ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

March 1, 2019

Elizabeth Plaster
(312) 845-1381
 elizabeth.plaster@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-1090

Re:  The Merger Fund (Registration Nos. 002-76969 and 811-03445)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of The Merger Fund (the “Trust”) is Post-Effective Amendment No. 63 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 64 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the Trust’s annual update.  The Trust is filing the Amendment to provide information regarding the Trust’s principal underwriter, Compass Distributors, LLC and to update certain other information. It is intended that this Amendment become effective on May 1, 2019 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (312) 845-1381.

Sincerely,

/s/ Elizabeth Plaster
Elizabeth Plaster

cc:           Jeremy C. Smith, Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC
CaSaundra Wu, Westchester Capital Management, LLC